Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000041880 [Member] | Cameco Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[1]
C000041880 [Member] | Baytex Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[1]
C000041880 [Member] | Doosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%	[1]
C000041880 [Member] | OCI Holdings Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[1]
C000041880 [Member] | Kulicke And Soffa Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%	[1]
C000041880 [Member] | PLS Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%	[1]
C000041880 [Member] | Mirae Asset Securities Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.31%	[1]
C000041880 [Member] | ASMPT Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.33%	[1]
C000041880 [Member] | Tower Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%	[1]
C000041880 [Member] | Daewoo Engineering And Construction Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.44%	[1]
C000041880 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000041880 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000041880 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000041880 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000041880 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000041880 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000041880 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000041880 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000041880 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000041880 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000041880 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000041880 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000041881 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[2]
C000041881 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[2]
C000041881 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%	[2]
C000041881 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%	[2]
C000041881 [Member] | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%	[2]
C000041881 [Member] | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[2]
C000041881 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000041881 [Member] | BHP Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[2]
C000041881 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%	[2]
C000041881 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.84%	[2]
C000041881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000041881 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000041881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000041881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000041881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000041881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000041881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000041881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000041881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000041881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000041881 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000041883 [Member] | JD com Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.55%	[3]
C000041883 [Member] | Ping An Insurance Group Co of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[3]
C000041883 [Member] | Industrial And Commercial Bank of China Ltd H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%	[3]
C000041883 [Member] | Hon Hai Precision Industry Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[3]
C000041883 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000041883 [Member] | China Construction Bank Corp H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[3]
C000041883 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%	[3]
C000041883 [Member] | Petroleo Brasileiro S A Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.12%	[3]
C000041883 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%	[3]
C000041883 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%	[3]
C000041883 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000041883 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000041883 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000041883 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000041883 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000041883 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000041883 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000041883 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000041883 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000041883 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000041883 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000041883 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000041898 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%	[4]
C000041898 [Member] | Roper Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.47%	[4]
C000041898 [Member] | Ebara Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%	[4]
C000041898 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.05%	[4]
C000041898 [Member] | Pentair PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.79%	[4]
C000041898 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[4]
C000041898 [Member] | Veolia Environnement S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%	[4]
C000041898 [Member] | Waters Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%	[4]
C000041898 [Member] | Stantec Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[4]
C000041898 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.44%	[4]
C000041898 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000041898 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000041898 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000041898 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000041898 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000041898 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000041898 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000041899 [Member] | West Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000041899 [Member] | SMA Solar Technology AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[5]
C000041899 [Member] | Plug Power Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[5]
C000041899 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000041899 [Member] | Samsung SDI Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%	[5]
C000041899 [Member] | LS Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[5]
C000041899 [Member] | Bloom Energy Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%	[5]
C000041899 [Member] | LS Electric Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.64%	[5]
C000041899 [Member] | Ceres Power Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000041899 [Member] | ITM Power PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[5]
C000041899 [Member] | Other Sub Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000041899 [Member] | Specialty Chemicals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000041899 [Member] | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000041899 [Member] | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000041899 [Member] | Automobile Manufacturers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000041899 [Member] | Electronic Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000041899 [Member] | Semiconductor Materials And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000041899 [Member] | Heavy Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000041899 [Member] | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000041899 [Member] | Electrical Components And Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C000041899 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000041900 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[6]
C000041900 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%	[6]
C000041900 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%	[6]
C000041900 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%	[6]
C000041900 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.87%	[6]
C000041900 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%	[6]
C000041900 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[6]
C000041900 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[6]
C000041900 [Member] | Safran S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%	[6]
C000041900 [Member] | Tokyo Electron Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.13%	[6]
C000041900 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000041900 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000041900 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000041900 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000041900 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000041900 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000041900 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041900 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000041900 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000041900 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000041900 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000041900 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000053050 [Member] | Angolan Government International Bond 8 75 04 14 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%	[7]
C000053050 [Member] | Angolan Government International Bond 9 13 11 26 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%	[7]
C000053050 [Member] | Angolan Government International Bond 9 38 05 08 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[7]
C000053050 [Member] | Pakistan Government International Bond 8 88 04 08 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%	[7]
C000053050 [Member] | Pakistan Government International Bond 7 38 04 08 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.37%	[7]
C000053050 [Member] | Mongolia Government International Bond 6 63 02 25 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[7]
C000053050 [Member] | Kuwait International Government Bond 4 65 10 09 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%	[7]
C000053050 [Member] | Kuwait International Government Bond 4 14 10 09 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[7]
C000053050 [Member] | Republic of Poland Government International Bond 4 88 02 12 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%	[7]
C000053050 [Member] | Mongolia Government International Bond 4 45 07 07 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%	[7]
C000053050 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000053050 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000053050 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053052 [Member] | Toronto Dominion Bank The 4 21 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.61%	[8]
C000053052 [Member] | Toronto Dominion Bank The 4 68 01 08 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[8]
C000053052 [Member] | Royal Bank of Canada 4 63 05 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[8]
C000053052 [Member] | Bank of Montreal 4 71 12 07 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[8]
C000053052 [Member] | Bank of Montreal 4 31 06 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[8]
C000053052 [Member] | Bank of Montreal 3 19 03 01 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%	[8]
C000053052 [Member] | Enel Finance International N V 5 75 09 14 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[8]
C000053052 [Member] | Canadian Imperial Bank of Commerce 4 95 06 29 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.49%	[8]
C000053052 [Member] | Royal Bank of Canada 4 61 07 26 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%	[8]
C000053052 [Member] | NTT Finance Corp Series 18 0 38 09 20 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.65%	[8]
C000053052 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000053052 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000053052 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000053052 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000053052 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000053052 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053052 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000053052 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000053052 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000053052 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053052 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000053052 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000057374 [Member] | Doosan Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[9]
C000057374 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%	[9]
C000057374 [Member] | Mizrahi Tefahot Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[9]
C000057374 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%	[9]
C000057374 [Member] | Bombardier Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[9]
C000057374 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%	[9]
C000057374 [Member] | Next Vision Stabilized Systems Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[9]
C000057374 [Member] | Toromont Industries Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[9]
C000057374 [Member] | Constellation Software Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[9]
C000057374 [Member] | Fujikura Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.62%	[9]
C000057374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000057374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000057374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000057374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000057374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000057374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000057374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000057374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000057374 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057375 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%	[10]
C000057375 [Member] | Accton Technology Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[10]
C000057375 [Member] | Marketech International Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[10]
C000057375 [Member] | Topco Scientific Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[10]
C000057375 [Member] | Sigurd Microelectronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[10]
C000057375 [Member] | United Integrated Services Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%	[10]
C000057375 [Member] | WinWay Technology Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.23%	[10]
C000057375 [Member] | Tisco Financial Group PCL NVDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[10]
C000057375 [Member] | Yankey Engineering Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.15%	[10]
C000057375 [Member] | Aselsan Elektronik Sanayi Ve Ticaret A S [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%	[10]
C000057375 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000057375 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000057375 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
C000057375 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000057375 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000057375 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000057375 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000057375 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000057375 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000057375 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000057375 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000057375 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000106969 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.41%	[11]
C000106969 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.24%	[11]
C000106969 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%	[11]
C000106969 [Member] | Siemens Energy AG Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%	[11]
C000106969 [Member] | UniCredit S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%	[11]
C000106969 [Member] | Mitsubishi Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%	[11]
C000106969 [Member] | Iberdrola S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%	[11]
C000106969 [Member] | Banco Bilbao Vizcaya Argentaria S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%	[11]
C000106969 [Member] | Banco Santander S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[11]
C000106969 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%	[11]
C000106969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000106969 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000106969 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000106969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000106969 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106969 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000106969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000106969 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106969 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000106969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000106969 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000106970 [Member] | Toronto Dominion Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[12]
C000106970 [Member] | CLP Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%	[12]
C000106970 [Member] | Telstra Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[12]
C000106970 [Member] | Fortis Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[12]
C000106970 [Member] | APA Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.68%	[12]
C000106970 [Member] | Bank of Nova Scotia The [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[12]
C000106970 [Member] | Advance Residence Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[12]
C000106970 [Member] | Emera Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.67%	[12]
C000106970 [Member] | Daiwa House REIT Investment Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[12]
C000106970 [Member] | Nomura Real Estate Master Fund Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.66%	[12]
C000106970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000106970 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000106970 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000106970 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000106970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000106970 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000106970 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000106970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000106970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000106970 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000106971 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%	[13]
C000106971 [Member] | SK hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%	[13]
C000106971 [Member] | Vale S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[13]
C000106971 [Member] | Delta Electronics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[13]
C000106971 [Member] | SK Square Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[13]
C000106971 [Member] | Itau Unibanco Holding S A Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.54%	[13]
C000106971 [Member] | Elite Material Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.57%	[13]
C000106971 [Member] | Doosan Enerbility Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%	[13]
C000106971 [Member] | Hyundai Motor Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[13]
C000106971 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[13]
C000106971 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000106971 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000106971 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000106971 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000106971 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000106971 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000106971 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000106971 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000106971 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000106971 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000106971 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000106971 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000106972 [Member] | Tisco Financial Group PCL NVDR [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.85%	[14]
C000106972 [Member] | Kuwait Finance House K S C P [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.92%	[14]
C000106972 [Member] | Chunghwa Telecom Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.87%	[14]
C000106972 [Member] | Jarir Marketing Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[14]
C000106972 [Member] | Boubyan Bank K S C P [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%	[14]
C000106972 [Member] | Taiwan High Speed Rail Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.73%	[14]
C000106972 [Member] | Saudi Arabian Oil Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%	[14]
C000106972 [Member] | Saudi Energy Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.71%	[14]
C000106972 [Member] | AlRayan Bank [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[14]
C000106972 [Member] | Saudi Telecom Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[14]
C000106972 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000106972 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000106972 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000106972 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000106972 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000106972 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000106972 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000106972 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000106972 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000106972 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000106972 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000126877 [Member] | Rakuten Group Inc 9 75 04 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[15]
C000126877 [Member] | Ardagh Group S A 9 50 12 01 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[15]
C000126877 [Member] | Gol Finance Inc 14 38 06 06 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%	[15]
C000126877 [Member] | Nissan Motor Co Ltd 4 81 09 17 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000126877 [Member] | Connect Finco S a r l Connect US Finco LLC 9 00 09 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%	[15]
C000126877 [Member] | Nissan Motor Co Ltd 4 35 09 17 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.57%	[15]
C000126877 [Member] | GENMAB A S GENMAB FINANCE LLC 7 25 12 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.59%	[15]
C000126877 [Member] | One 011778 BC ULC New Red Finance Inc 4 00 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[15]
C000126877 [Member] | Samarco Mineracao S A 9 00 PIK Rate 0 50 Cash Rate 9 50 06 30 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.96%	[15]
C000126877 [Member] | Industrial and Commercial Bank of China Ltd 3 20 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[15]
C000126877 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000126877 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000126877 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000126877 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000126877 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000126877 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000126877 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000126877 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000126877 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000126877 [Member] | Other Sectors each less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000126877 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000135815 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[16]
C000135815 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.68%	[16]
C000135815 [Member] | UniCredit S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%	[16]
C000135815 [Member] | Baidu Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[16]
C000135815 [Member] | ING Groep N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%	[16]
C000135815 [Member] | Prosus N V [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%	[16]
C000135815 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%	[16]
C000135815 [Member] | Honda Motor Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%	[16]
C000135815 [Member] | Equinor ASA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[16]
C000135815 [Member] | Vodafone Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[16]
C000135815 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000135815 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000135815 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000135815 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000135815 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000135815 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000135815 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000135815 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135815 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000135815 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000135815 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000135815 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192793 [Member] | U S Treasury Inflation Indexed Notes 1 63 10 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 25 07 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.47%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 01 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 07 15 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 50 01 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.58%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 01 15 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 38 01 15 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 0 13 07 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 1 63 04 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[17]
C000192793 [Member] | U S Treasury Inflation Indexed Notes 1 13 10 15 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[17]
C000192793 [Member] | Maturing in 0 5 Years [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.87%
C000192793 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
C000197634 [Member] | UPM Kymmene OYJ [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[18]
C000197634 [Member] | Weyerhaeuser Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.59%	[18]
C000197634 [Member] | Packaging Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%	[18]
C000197634 [Member] | Svenska Cellulosa AB S C A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.19%	[18]
C000197634 [Member] | Avery Dennison Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%	[18]
C000197634 [Member] | Stora Enso OYJ Class R [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%	[18]
C000197634 [Member] | Amcor PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[18]
C000197634 [Member] | Smurfit WestRock PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%	[18]
C000197634 [Member] | Suzano S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.56%	[18]
C000197634 [Member] | Rayonier Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[18]
C000197634 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.60%
C000197634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000197634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000197634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197635 [Member] | Cia de Saneamento Basico do Estado de Sao Paulo SABESP [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%	[19]
C000197635 [Member] | Ecolab Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.85%	[19]
C000197635 [Member] | American Water Works Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.61%	[19]
C000197635 [Member] | Geberit AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[19]
C000197635 [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.42%	[19]
C000197635 [Member] | Severn Trent PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[19]
C000197635 [Member] | United Utilities Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.75%	[19]
C000197635 [Member] | Veralto Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%	[19]
C000197635 [Member] | Essential Utilities Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%	[19]
C000197635 [Member] | Xylem Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.46%	[19]
C000197635 [Member] | Commercial Services And Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000197635 [Member] | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000197635 [Member] | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000197635 [Member] | Water Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.90%
C000197635 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000197635 [Member] | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000197635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000197644 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%	[20]
C000197644 [Member] | Baidu Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%	[20]
C000197644 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.48%	[20]
C000197644 [Member] | Kuaishou Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.28%	[20]
C000197644 [Member] | Hua Hong Semiconductor Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%	[20]
C000197644 [Member] | Horizon Robotics [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[20]
C000197644 [Member] | Cambricon Technologies Corp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.59%	[20]
C000197644 [Member] | SenseTime Group Inc B Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[20]
C000197644 [Member] | Hygon Information Technology Co Ltd A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[20]
C000197644 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.59%	[20]
C000197644 [Member] | Other Industries each less than 3 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000197644 [Member] | Semiconductors And Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000197644 [Member] | Interactive Media And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000197644 [Member] | Electronic Equipment Instruments And Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000197644 [Member] | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000197644 [Member] | Hotels Restaurants And Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000197644 [Member] | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000197644 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229462 [Member] | Twenty One Capital Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%	[21]
C000229462 [Member] | Strategy Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%	[21]
C000229462 [Member] | Soluna Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%	[21]
C000229462 [Member] | Galaxy Digital Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[21]
C000229462 [Member] | BTCS Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%	[21]
C000229462 [Member] | Applied Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%	[21]
C000229462 [Member] | Keel Infrastructure Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[21]
C000229462 [Member] | Strive Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%	[21]
C000229462 [Member] | Forum Markets Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%	[21]
C000229462 [Member] | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.15%	[21]
C000229462 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.10%
C000229462 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000229462 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000229462 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229462 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000229462 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000229462 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229462 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000250890 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%	[22]
C000250890 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[22]
C000250890 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.14%	[22]
C000250890 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[22]
C000250890 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.62%	[22]
C000250890 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.49%	[22]
C000250890 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.94%	[22]
C000250890 [Member] | Alphabet Inc Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.75%	[22]
C000250890 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.38%	[22]
C000250890 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%	[22]
C000250890 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250890 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250890 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000250890 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000250890 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250890 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000250890 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000250890 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250890 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250890 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000250890 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250890 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Excluding money market fund holdings, if any.
[13]	Excluding money market fund holdings, if any.
[14]	Excluding money market fund holdings, if any.
[15]	Excluding money market fund holdings, if any.
[16]	Excluding money market fund holdings, if any.
[17]	Excluding money market fund holdings, if any.
[18]	Excluding money market fund holdings, if any.
[19]	Excluding money market fund holdings, if any.
[20]	Excluding money market fund holdings, if any.
[21]	Excluding money market fund holdings, if any.
[22]	Excluding money market fund holdings, if any.